UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23091

Gallery Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Mondrian International Value Equity Fund

Mondrian Emerging Markets Value Equity Fund

Mondrian Global Listed Infrastructure Fund

Mondrian Global Equity Value Fund

(Each, a Series of Gallery Trust)

Semi-Annual Report

April 30, 2024

Investment Adviser:

Mondrian Investment Partners Limited

Gallery Trust

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	23
Financial Highlights	27
Notes to Financial Statements	31
Disclosure of Fund Expenses	53
Approval of Investment Advisory Agreement	55
Review of Liquidity Risk Management Program	59
Fund Information	60

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-888-832-4386; and (ii) on the Commission’s website at https://www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust

Mondrian International Value

Equity Fund

April 30, 2024 (Unaudited)

Schedule of Investments

Sector Weightings†:

† Percentages based on total investments.

COMMON STOCK — 96.5%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.4%
Aurizon Holdings Ltd	5,037,560	$12,373,485
Total Australia		12,373,485

AUSTRIA — 1.3%
ANDRITZ	199,553	10,892,320
Total Austria		10,892,320

FRANCE — 6.8%
Bouygues SA	517,518	19,073,299
Kering SA	48,529	17,007,944
Sanofi SA	226,138	22,340,890
Total France		58,422,133

GERMANY — 10.1%
Allianz SE	91,688	26,019,710
Continental AG	161,247	10,450,636
Deutsche Post	405,945	16,996,916
Evonik Industries AG	1,049,334	21,868,853

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian International Value

Equity Fund

April 30, 2024 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
GERMANY (continued)
HeidelbergMaterials AG	112,565	$11,328,066
Total Germany		86,664,181

HONG KONG — 5.0%
CK Hutchison Holdings Ltd	3,410,500	16,564,035
Jardine Matheson Holdings Ltd	323,715	12,388,298
WH Group Ltd	18,761,139	13,636,348
Total Hong Kong		42,588,681

ITALY — 6.7%
Enel SpA	3,869,646	25,433,051
Eni SpA	513,140	8,241,910
Snam SpA	5,142,429	23,528,049
Total Italy		57,203,010

JAPAN — 24.9%
FUJIFILM Holdings Corp	1,086,000	23,101,922
Fujitsu Ltd	1,722,000	26,601,720
Hitachi Ltd	173,200	15,979,553
Honda Motor Co Ltd	1,180,100	13,426,684
Kao Corp	156,400	6,451,848
Kyocera Corp	848,600	10,343,283
MINEBEA MITSUMI	557,400	10,440,300
Mitsubishi Electric Corp	641,000	11,172,583
Nippon Telegraph & Telephone Corp	9,892,300	10,680,345
Secom Co Ltd	190,800	13,253,445
Sony Corp Group	268,300	22,175,362
Sumitomo Metal Mining	420,600	14,051,675
Takeda Pharmaceutical Co Ltd	613,400	16,121,423
Toyota Industries Corp	198,600	18,872,337
Total Japan		212,672,480

NETHERLANDS — 3.8%
Koninklijke Ahold Delhaize NV	188,757	5,729,572
Koninklijke Philips NV *	1,008,732	26,788,119
Total Netherlands		32,517,691

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian International Value

Equity Fund

April 30, 2024 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SINGAPORE — 4.5%
Singapore Telecommunications Ltd	7,400,902	$12,835,951
United Overseas Bank Ltd	1,148,340	25,482,588
Total Singapore		38,318,539

SPAIN — 3.3%
Banco Santander SA	5,837,628	28,403,792
Total Spain		28,403,792

SWITZERLAND — 4.0%
Novartis AG	193,023	18,734,340
Sandoz Group *	443,305	15,066,588
Total Switzerland		33,800,928

TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing Co Ltd	543,000	13,001,467
Total Taiwan		13,001,467

UNITED KINGDOM — 23.2%
Associated British Foods PLC	397,919	13,170,166
BP PLC	2,888,660	18,619,211
GSK PLC	1,108,880	23,005,790
Imperial Brands PLC	1,036,805	23,691,100
Kingfisher PLC	4,647,532	14,315,872
Lloyds Banking Group PLC	43,530,345	28,093,714
Shell PLC	539,840	19,190,521
SSE PLC	1,176,015	24,445,059
Tesco PLC	3,229,032	11,921,785
WPP PLC	2,149,457	21,544,309
Total United Kingdom		197,997,527

Total Common Stock
(Cost $775,487,264)		824,856,234
Total Value of Securities — 96.5%
(Cost $775,487,264)		$824,856,234

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian International Value

Equity Fund

April 30, 2024 (Unaudited)

Percentages are based on Net Assets of $854,825,108.

*	Non-income producing security.

Ltd — Limited
PLC — Public Limited Company

As of April 30, 2024, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

April 30, 2024 (Unaudited)

Schedule of Investments

Sector Weightings†:

† Percentages based on total investments.

COMMON STOCK — 91.4%
	Number of Shares	Value (U.S. $)
BRAZIL — 6.6%
Hypera SA	41,400	$235,918
Itau Unibanco Holding SA Sponsored ADR	13,827	83,653
Petroleo Brasileiro ADR	23,255	394,637
Suzano SA	23,500	264,571
Vale Sponsored ADR Class B	24,993	304,165
Total Brazil		1,282,944

CANADA — 1.5%
Barrick Gold Corp US	17,271	287,389
Total Canada		287,389

CHILE — 0.9%
Sociedad Quimica y Minera de Chile Sponsored ADR	3,777	172,571
Total Chile		172,571

CHINA — 25.3%
Alibaba Group Holding Ltd	87,684	820,991
Autohome Inc Sponsored ADR	10,742	276,069
Baidu Inc Sponsored ADR *	1,995	206,283
China Medical System Holdings Ltd	108,000	96,428

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

April 30, 2024 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA (continued)
China Merchants Bank Class A	58,800	$277,426
China Merchants Bank Co Ltd Class H	26,500	114,768
CSPC Pharmaceutical Group Ltd	429,520	352,692
Gree Electric Appliances Inc Class A	40,896	237,248
Jiangsu Yanghe Distillery Class A	13,712	179,487
LONGi Green Energy Technology Class A	79,200	198,312
Midea Group Co Ltd Class A	22,003	211,608
Ping An Insurance Group Co of China Ltd Class H	80,000	362,567
Tencent Holdings Ltd	14,600	640,695
Tingyi Cayman Islands Holding Corp Class H	202,000	222,947
Wuliangye Yibin Class A	12,100	250,228
Xinyi Solar Holdings Ltd	300,000	206,420
Yum China Holdings Inc	7,862	287,042
Total China		4,941,211

HONG KONG — 3.2%
PetroChina Class H	322,000	300,021
WH Group Ltd	439,728	319,612
Total Hong Kong		619,633

INDIA — 10.2%
Axis Bank Inc	35,943	501,696
HCL Technologies Ltd	8,306	135,513
HDFC Bank	35,390	642,702
HDFC Bank Ltd Sponsored ADR	1,752	100,915
Infosys Ltd Sponsored ADR	12,844	214,623
Power Grid Corp of India Ltd	56,713	204,551
Reliance Industries Ltd	5,361	188,194
Total India		1,988,194

INDONESIA — 2.9%
Bank Rakyat Indonesia Persero Tbk PT	1,263,739	382,538
Telkom Indonesia Persero	989,400	191,804
Total Indonesia		574,342

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

April 30, 2024 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
MALAYSIA — 1.3%
Malayan Banking Bhd	125,700	$256,134
Total Malaysia		256,134

MEXICO — 3.2%
Grupo Aeroportuario Pacifico Class B	18,744	342,432
Grupo Financiero Banorte SAB de CV Sponsored Class O	29,640	293,999
Total Mexico		636,431

PERU — 2.3%
Credicorp Ltd	2,743	454,268
Total Peru		454,268

PORTUGAL — 1.4%
Jeronimo Martins SGPS	13,664	281,093
Total Portugal		281,093

SAUDI ARABIA — 2.7%
Saudi National Bank	32,497	325,308
Saudi Telecom	20,576	206,465
Total Saudi Arabia		531,773

SOUTH KOREA — 8.5%
Kia	2,195	185,966
KT Corp	1,223	30,577
KT Corp ADR *	10,429	131,823
LG Chem Ltd	468	134,479
Samsung Electronics Co Ltd	7,631	424,182
Samsung Fire & Marine Insurance Co Ltd	1,135	254,042
Shinhan Financial Group Co Ltd	11,105	373,098
SK Hynix Inc	1,117	137,844
Total South Korea		1,672,011

TAIWAN — 15.7%
CTBC Financial Holding Co Ltd	306,000	319,378
Hon Hai Precision Industry Co Ltd	128,000	609,325
MediaTek Inc	5,000	150,756

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

April 30, 2024 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
TAIWAN (continued)
Taiwan Semiconductor Manufacturing Co Ltd	83,000	$1,987,333
Total Taiwan		3,066,792

UNITED ARAB EMIRATES — 2.6%
Adnoc Gas	309,858	252,699
First Abu Dhabi Bank PJSC	73,469	249,779
Total United Arab Emirates		502,478

UNITED KINGDOM — 3.1%
Mondi PLC	16,110	305,301
Unilever PLC	5,787	299,352
Total United Kingdom		604,653

Total Common Stock
(Cost $16,770,478)		17,871,917
PREFERRED STOCK — 6.9%

BRAZIL — 1.1%
Itausa SA^	113,990	209,864

SOUTH KOREA — 5.8%
Hyundai Motor^	996	113,811
LG Chem Ltd^	646	123,981
Samsung Electronics Co Ltd^	19,303	901,279
		1,139,071
Total Preferred Stock
(Cost $1,180,644)		1,348,935
Total Value of Securities — 98.3%
(Cost $17,951,122)		$19,220,852

Percentages are based on Net Assets of $19,548,585.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

April 30, 2024 (Unaudited)

*	Non-income producing security.
^	There is currently no rate available.

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company

As of April 30, 2024, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

April 30, 2024 (Unaudited)

Schedule of Investments

Sector Weightings†:

† Percentages based on total investments.

COMMON STOCK — 99.4%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 4.3%
Aurizon Holdings Ltd	30,734	$75,490
Total Australia		75,490

CANADA — 8.2%
Enbridge Inc	2,074	73,746
TC Energy	1,914	68,571
Total Canada		142,317

CHILE — 2.8%
Enel Americas SA	526,148	49,324
Total Chile		49,324

CHINA — 6.4%
Guangdong Investment Ltd	84,000	43,879
Jiangsu Expressway Co Ltd Class H	68,000	66,689
Total China		110,568

FRANCE — 10.2%
Eiffage SA	735	78,424
Rubis SCA	1,247	43,154
Veolia Environnement SA	1,783	55,429
Total France		177,007

ITALY — 11.7%
Enav SpA	20,221	83,160

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

April 30, 2024 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
ITALY (continued)
Enel SpA	11,002	$72,310
Snam SpA	10,742	49,148
Total Italy		204,618

MALAYSIA — 3.9%
Westports Holdings	82,400	67,497
Total Malaysia		67,497

MEXICO — 3.5%
Promotora y Operadora de Infraestructura SAB de CV	6,119	61,291
Total Mexico		61,291

PORTUGAL — 4.0%
EDP - Energias de Portugal SA	18,568	69,726
Total Portugal		69,726

SPAIN — 12.2%
Cellnex Telecom	2,220	73,382
Iberdrola SA	5,713	70,050
Redeia Corp SA	4,152	69,312
Total Spain		212,744

UNITED KINGDOM — 4.3%
SSE PLC	3,564	74,083
Total United Kingdom		74,083

UNITED STATES — 27.9%
American Tower REIT	405	69,482
CSX Corp	2,097	69,662
Edison International	1,095	77,811
Eversource Energy	1,238	75,048
HCA Healthcare Inc	197	61,034
Norfolk Southern	283	65,181

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

April 30, 2024 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Prologis	670	$68,373
Total United States		486,591

Total Common Stock
(Cost $1,811,086)		1,731,256
Total Value of Securities — 99.4%
(Cost $1,811,086)		$1,731,256

Percentages are based on Net Assets of $1,742,167.

Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

As of April 30, 2024, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Global Equity

Value Fund

April 30, 2024 (Unaudited)

Schedule of Investments

Sector Weightings†:

† Percentages based on total investments.

COMMON STOCK — 97.4%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.4%
Aurizon Holdings Ltd	1,073,917	$2,637,804
Total Australia		2,637,804

BRAZIL — 1.0%
Hypera SA	329,200	1,875,944
Total Brazil		1,875,944

CANADA — 1.8%
TC Energy	95,394	3,417,595
Total Canada		3,417,595

CHINA — 4.2%
Alibaba Group Holding Ltd	393,000	3,679,685
Autohome Inc ADR	37,746	970,072
Midea Group Co Ltd Class A	206,355	1,984,564
Ping An Insurance Group Co of China Ltd Class H	268,000	1,214,598
Total China		7,848,919

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Global Equity

Value Fund

April 30, 2024 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
FRANCE — 2.2%
Sanofi SA	41,038	$4,054,274
Total France		4,054,274

GERMANY — 2.4%
Deutsche Post	106,614	4,463,928
Total Germany		4,463,928

INDIA — 1.4%
HDFC Bank	145,514	2,642,613
Total India		2,642,613

ITALY — 4.5%
Enel SpA	805,636	5,295,001
Snam SpA	687,733	3,146,571
Total Italy		8,441,572

JAPAN — 12.8%
Fujitsu Ltd	325,800	5,033,009
Hitachi Ltd	26,800	2,472,587
SCSK Corp	139,700	2,539,635
Sony Corp Group	60,800	5,025,203
Sumitomo Metal Mining	31,800	1,062,395
Sundrug Co Ltd	154,400	4,483,346
Toyota Industries Corp	36,600	3,477,983
Total Japan		24,094,158

NETHERLANDS — 2.9%
Koninklijke Philips NV *	206,685	5,488,774
Total Netherlands		5,488,774

PERU — 0.6%
Credicorp Ltd	6,609	1,094,516
Total Peru		1,094,516

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Global Equity

Value Fund

April 30, 2024 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 0.7%
Samsung Electronics Co Ltd	24,331	$1,352,478
Total South Korea		1,352,478

TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing Co Ltd	131,000	3,136,634
Total Taiwan		3,136,634

UNITED KINGDOM — 7.3%
Associated British Foods PLC	78,134	2,586,048
GSK PLC	122,492	2,541,326
Imperial Brands PLC	195,484	4,466,829
Lloyds Banking Group PLC	6,484,916	4,185,250
Total United Kingdom		13,779,453

UNITED STATES — 52.5%
AbbVie Inc	30,907	5,026,714
Amazon.com *	21,123	3,696,525
American Tower REIT	17,492	3,000,928
Autoliv	35,538	4,257,097
Berkshire Hathaway Class B *	8,395	3,330,548
CDW Corp	18,086	4,374,280
Centene Corp *	52,638	3,845,732
Charles Schwab	52,661	3,894,281
CNH Industrial	141,200	1,609,680
Colgate-Palmolive	38,997	3,584,604
Dollar Tree Inc *	39,067	4,619,674
DuPont de Nemours	62,370	4,521,825
Exxon Mobil Corp	25,679	3,037,055
HCA Healthcare Inc	14,591	4,520,585
Kenvue Inc	195,340	3,676,302
L3Harris Technologies Inc	23,340	4,995,927
Laboratory Corp of America Holdings	19,903	4,007,867
Meta Platforms Inc Class A	11,742	5,051,056
Micron Technology Inc	11,877	1,341,626
Microsoft Corp	10,883	4,237,078
NNN REIT Class REIT	62,238	2,522,506
Prologis	9,152	933,962
Stericycle Inc *	23,835	1,066,140
Texas Instruments	25,556	4,508,589

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Global Equity

Value Fund

April 30, 2024 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
UnitedHealth Group	8,462	$4,093,069
Walmart Inc	70,543	4,186,727
Wells Fargo & Co	85,887	5,094,817
Total United States		99,035,194

Total Common Stock
(Cost $160,284,957)		183,363,856
PREFERRED STOCK — 2.3%

SOUTH KOREA — 2.3%
Samsung Electronics Co Ltd^	94,576	4,415,859

Total Preferred Stock
(Cost $4,375,230)		4,415,859
Total Value of Securities — 99.7%
(Cost $164,660,187)		$187,779,715

Percentages are based on Net Assets of $188,396,503.

*	Non-income producing security.
^	There is currently no rate available.

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

As of April 30, 2024, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

April 30, 2024 (Unaudited)

Statements of Assets and Liabilities

	Mondrian International Value Equity Fund	Mondrian Emerging Markets Value Equity Fund
Assets:
Investments (Cost $775,487,264 and $17,951,122)	$824,856,234	$19,220,852
Foreign currency (Cost $387,578 and $10,877)	387,578	11,585
Cash	2,943,479	281,884
Receivable for capital shares sold	17,554,521	—
Dividends receivable	5,509,757	47,575
Receivable for investment securities sold	3,433,435	79,734
Reclaims receivable	3,231,335	—
Unrealized appreciation on spot foreign currency contracts	3,154	—
Prepaid expenses	46,101	6,798
Total assets	857,965,594	19,648,428
Liabilities:
Payable for investment securities purchased	2,471,342	—
Payable due to Investment Adviser	400,442	3,769
Payable due to Administrator	63,473	1,497
Payable for capital shares redeemed	58,431	—
Audit fees payable	29,949	12,309
Chief Compliance Officer fees payable	4,922	120
Payable due to Trustees	1,522	22
Accrued foreign capital gains tax	—	68,724
Other accrued expenses	110,405	13,402
Total liabilities	3,140,486	99,843
Commitments and Contingencies†
Net assets	$854,825,108	$19,548,585

Net assets consist of:
Paid-in capital	$813,606,444	$126,933,658
Total distributable earnings/(accumulated loss)	41,218,664	(107,385,073)
Net assets	$854,825,108	$19,548,585

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	57,525,804	2,627,819
Net Asset Value, Offering and Redemption Price Per Share	$14.86	$7.44

† See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

April 30, 2024 (Unaudited)

Statements of Assets and Liabilities

	Mondrian Global Listed Infrastructure Fund	Mondrian Global Equity Value Fund
Assets:
Investments (Cost $1,811,086 and $164,660,187)	$1,731,256	$187,779,715
Foreign currency (Cost $(1,694) and $48,623)	1,018	48,623
Cash	11,085	1,150,046
Reclaims receivable	6,526	171,946
Receivable from Investment Adviser	5,449	—
Receivable for capital shares sold	—	169,800
Dividends receivable	—	486,351
Receivable for investment securities sold	—	420,861
Prepaid expenses	2,699	10,206
Total assets	1,758,033	190,237,548
Liabilities:
Audit fees payable	11,755	12,309
Payable due to Administrator	136	14,514
Chief Compliance Officer fees payable	10	1,039
Payable due to Trustees	3	417
Payable for investment securities purchased	—	472,278
Payable for capital shares redeemed	—	1,200,000
Payable due to Investment Adviser	—	86,947
Accrued foreign capital gains tax	—	24,530
Other accrued expenses	3,962	29,011
Total liabilities	15,866	1,841,045
Commitments and Contingencies†
Net assets	$1,742,167	$188,396,503

Net assets consist of:
Paid-in capital	$1,795,981	$170,901,608
Total distributable earnings/(accumulated loss)	(53,814)	17,494,895
Net assets	$1,742,167	$188,396,503

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	174,275	13,619,882
Net Asset Value, Offering and Redemption Price Per Share	$10.00	$13.83

† See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

For the Six Months Ended

April 30, 2024 (Unaudited)

Statements of Operations

Mondrian International Value Equity Fund
Investment income
Dividends	$13,575,508
Less: foreign taxes withheld	(1,042,442)
Total investment income	12,533,066
Expenses
Investment advisory fees	2,593,576
Accounting and administration fees	378,258
Registration fees	40,268
Custodian fees	33,231
Trustees' fees and expenses	26,404
Dividend disbursing and transfer agent fees and expenses	25,782
Printing fees	25,356
Legal fees	22,899
Audit fees	13,619
Chief Compliance Officer fees	7,845
Other	35,397
Total expenses	3,202,635
Less:
Investment advisory fees waived	(249,948)
Net expenses	2,952,687

Net investment income	9,580,379
Net realized gain/(loss) on:
Investments	11,946,159
Foreign currency transactions	54,623
Net realized gain	12,000,782
Net change in unrealized appreciation/(depreciation) on:
Investments	87,754,643
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(34,121)
Net change in unrealized appreciation/(depreciation)	87,720,522
Net realized and unrealized gain	99,721,304
Net increase in net assets resulting from operations	$109,301,683

The accompanying notes are an integral part of the financial statements.

Gallery Trust

For the Six Months Ended

April 30, 2024 (Unaudited)

Statements of Operations

Mondrian Emerging Markets Value Equity Fund
Investment income
Dividends	$343,584
Less: foreign taxes withheld	(32,646)
Total investment income	310,938
Expenses
Investment advisory fees	73,569
Dividend disbursing and transfer agent fees and expenses	17,467
Audit fees	13,619
Custodian fees	12,427
Registration fees	10,142
Accounting and administration fees	9,301
Printing fees	1,417
Trustees' fees and expenses	658
Legal fees	558
Chief Compliance Officer fees	192
Other	3,702
Total expenses	143,052
Less:
Investment advisory fees waived	(52,823)
Net expenses	90,229

Net investment income	220,709
Net realized gain/(loss) on:
Investments	(160,783)
Foreign currency transactions	(6,517)
Net realized loss	(167,300)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,414,975
Accrued foreign capital gains tax on appreciated securities	(9,346)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(235)
Net change in unrealized appreciation/(depreciation)	2,405,394
Net realized and unrealized gain	2,238,094
Net increase in net assets resulting from operations	$2,458,803

The accompanying notes are an integral part of the financial statements.

Gallery Trust

For the Six Months Ended

April 30, 2024 (Unaudited)

Statements of Operations

Mondrian Global Listed Infrastructure Fund
Investment income
Dividends	$24,044
Less: foreign taxes withheld	(1,988)
Total investment income	22,056
Expenses
Dividend disbursing and transfer agent fees and expenses	16,979
Audit fees	14,409
Investment advisory fees	7,453
Registration fees	4,841
Printing fees	1,052
Custodian fees	901
Accounting and administration fees	831
Trustees' fees and expenses	58
Legal fees	51
Chief Compliance Officer fees	17
Other	2,291
Total expenses	48,883
Less:
Investment advisory fees waived	(7,453)
Reimbursement from Investment Adviser	(33,100)
Net expenses	8,330

Net investment income	13,726
Net realized gain/(loss) on:
Investments	18,887
Foreign currency transactions	(2,792)
Net realized gain	16,095
Net change in unrealized appreciation/(depreciation) on:
Investments	146,732
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	2,808
Net change in unrealized appreciation/(depreciation)	149,540
Net realized and unrealized gain	165,635
Net increase in net assets resulting from operations	$179,361

The accompanying notes are an integral part of the financial statements.

Gallery Trust

For the Six Months Ended

April 30, 2024 (Unaudited)

Statements of Operations

Mondrian Global Equity Value Fund
Investment income
Dividends	$1,970,665
Less: foreign taxes withheld	(106,036)
Total investment income	1,864,629
Expenses
Investment advisory fees	563,268
Accounting and administration fees	82,124
Dividend disbursing and transfer agent fees and expenses	18,506
Audit fees	13,619
Registration fees	10,461
Custodian fees	8,734
Printing fees	5,745
Trustees' fees and expenses	5,563
Legal fees	4,947
Chief Compliance Officer fees	1,691
Other	9,647
Total expenses	724,305
Less:
Investment advisory fees waived	(83,045)
Net expenses	641,260

Net investment income	1,223,369
Net realized gain/(loss) on:
Investments	3,597,815
Foreign currency transactions	(4,567)
Net realized gain	3,593,248
Net change in unrealized appreciation/(depreciation) on:
Investments	20,794,783
Accrued foreign capital gains tax on appreciated securities	(6,224)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(6,992)
Net change in unrealized appreciation/(depreciation)	20,781,567
Net realized and unrealized gain	24,374,815
Net increase in net assets resulting from operations	$25,598,184

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian International Value

Equity Fund

Statements of Changes in Net Assets

	Six-month period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Operations:
Net investment income	$9,580,379	$21,884,063
Net realized gain/(loss)	12,000,782	(2,038,413)
Net change in unrealized appreciation/(depreciation)	87,720,522	89,870,825
Net increase in net assets resulting from operations	109,301,683	109,716,475
Distributions	(29,037,803)	(18,718,600)
Capital share transactions: (1)
Issued	95,428,083	149,803,720
Reinvestment of dividends	22,864,636	15,618,601
Redeemed	(79,670,005)	(120,538,587)
Net increase in net assets from capital share transactions	38,622,714	44,883,734
Total increase in net assets	118,886,594	135,881,609
Net assets:
Beginning of period	735,938,514	600,056,905
End of period	$854,825,108	$735,938,514

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

Statements of Changes in Net Assets

	Six-month period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Operations:
Net investment income	$220,709	$605,718
Net realized loss	(167,300)	(1,346,469)
Net change in unrealized appreciation/(depreciation)	2,405,394	3,992,759
Net increase in net assets resulting from operations	2,458,803	3,252,008
Distributions	(610,646)	(532,861)
Capital share transactions: (1)
Issued	378,545	3,169,803
Reinvestment of dividends	609,811	532,193
Redeemed	(2,324,482)	(6,126,718)
Net decrease in net assets from capital share transactions	(1,336,126)	(2,424,722)
Total increase in net assets	512,031	294,425
Net assets:
Beginning of period	19,036,554	18,742,129
End of period	$19,548,585	$19,036,554

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

Statements of Changes in Net Assets

	Six-month period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Operations:
Net investment income	$13,726	$55,031
Net realized gain	16,095	38,835
Net change in unrealized appreciation/(depreciation)	149,540	(44,821)
Net increase in net assets resulting from operations	179,361	49,045
Distributions	(94,957)	(136,827)
Capital share transactions: (1)
Reinvestment of dividends	94,957	136,827
Net increase in net assets from capital share transactions	94,957	136,827
Total increase in net assets	179,361	49,045
Net assets:
Beginning of period	1,562,806	1,513,761
End of period	$1,742,167	$1,562,806

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Global Equity

Value Fund

Statements of Changes in Net Assets

	Six-month period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Operations:
Net investment income	$1,223,369	$2,165,570
Net realized gain/(loss)	3,593,248	(5,068,842)
Net change in unrealized appreciation/(depreciation)	20,781,567	22,919,346
Net increase in net assets resulting from operations	25,598,184	20,016,074
Distributions	(3,041,860)	(3,249,942)
Capital share transactions: (1)
Issued	24,464,471	38,796,402
Reinvestment of dividends	2,940,418	3,042,564
Redeemed	(8,589,236)	(33,893,928)
Net increase in net assets from capital share transactions	18,815,653	7,945,038
Total increase in net assets	41,371,977	24,711,170
Net assets:
Beginning of period	147,024,526	122,313,356
End of period	$188,396,503	$147,024,526

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian International Value

Equity Fund

Financial Highlights

Selected per share data & ratios

for a share outstanding throughout the year or period

	Six-month period ended 4/30/24 (Unaudited)		Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21		Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$13.41		$11.62	$15.19	$11.37		$14.69	$14.48
Income/(loss) from operations:(1)
Net investment income	0.17		0.41	0.39	0.43		0.28	0.48
Net realized and unrealized gain/(loss)	1.82		1.75	(3.48)	3.71		(2.72)	0.56
Total from operations	1.99		2.16	(3.09)	4.14		(2.44)	1.04
Dividends and distributions from:
Net investment income	(0.47)		(0.29)	(0.48)	(0.32)		(0.51)	(0.39)
Net realized gains	(0.07)		(0.08)	—	—		(0.37)	(0.44)
Total dividends and distributions	(0.54)		(0.37)	(0.48)	(0.32)		(0.88)	(0.83)
Net asset value, end of period	$14.86		$13.41	$11.62	$15.19		$11.37	$14.69
Total return*	14.92%		18.82%	(20.98)%	36.72	%(2)	(17.88)%	7.93%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$854,825		$735,939	$600,057	$710,402		$463,697	$607,302
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74	%†	0.74%	0.74%	0.73%		0.79%	0.79%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.80	%†	0.81%	0.83%	0.85%		0.94%	0.89%
Ratio of net investment income to average net assets	2.40	%†	3.03%	2.85%	2.97%		2.26%	3.40%
Portfolio turnover rate	14	%‡	19%	23%	19%		24%	23%

*

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	If not for the one-time Fortis Group litigation payment, the Total return would have been 36.42%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

Financial Highlights

Selected per share data & ratios

for a share outstanding throughout the year or period

	Six-month period ended 4/30/24 (Unaudited)		Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$6.76		$5.93	$8.43	$7.62	$7.40	$7.07
Income/(loss) from operations:(1)
Net investment income	0.08		0.20	0.14	0.14	0.12	0.16
Net realized and unrealized gain/(loss) on investments	0.82		0.81	(2.54)	0.95	0.30	0.58
Total from operations	0.90		1.01	(2.40)	1.09	0.42	0.74
Dividends and distributions from:
Net investment income	(0.22)		(0.18)	(0.10)	(0.28)	(0.20)	(0.41)
Total dividends and distributions	(0.22)		(0.18)	(0.10)	(0.28)	(0.20)	(0.41)
Net asset value, end of period	$7.44		$6.76	$5.93	$8.43	$7.62	$7.40
Total return*	13.39%		17.01%	(28.80)%	14.27%	5.67%	11.12%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$19,549		$19,037	$18,742	$25,180	$13,068	$47,496
Ratio of expenses to average net assets (including waivers and reimbursements)	0.92	%†	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.46	%†	1.32%	1.35%	1.39%	1.41%	1.13%
Ratio of net investment income to average net assets	2.25	%†	2.90%	1.96%	1.57%	1.67%	2.16%
Portfolio turnover rate	12	%‡	32%	39%	49%	48%	37%

*

Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

Financial Highlights

Selected per share data & ratios

for a share outstanding throughout the year or period

	Six-month period ended 4/30/24 (Unaudited)		Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period Ended October 31, 2019*
Net asset value, beginning of period	$9.45		$9.94	$12.03	$10.17	$12.14	$10.00
Income/(loss) from operations:(1)
Net investment income	0.08		0.34	0.39	0.28	0.41	0.30
Net realized and unrealized gain/(loss)	1.04		0.05	(1.66)	2.27	(1.58)	1.85
Total from operations	1.12		0.39	(1.27)	2.55	(1.17)	2.15
Dividends and distributions from:
Net investment income	(0.33)		(0.34)	(0.27)	(0.32)	(0.41)	(0.01)
Net realized gains	(0.24)		(0.54)	(0.55)	(0.37)	(0.39)	—
Total dividends and distributions	(0.57)		(0.88)	(0.82)	(0.69)	(0.80)	(0.01)
Net asset value, end of period	$10.00		$9.45	$9.94	$12.03	$10.17	$12.14
Total return†	11.55%		3.26%	(11.38)%	25.70%	(10.56)%	21.49%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$1,742		$1,563	$1,514	$1,707	$1,358	$1,519
Ratio of expenses to average net assets (including waivers and reimbursements)	0.95	%‡	0.95%	0.95%	0.95%	0.95%	0.95	%‡
Ratio of expenses to average net assets (excluding waivers and reimbursements)	5.58	%‡	6.68%	6.32%	5.08%	7.42%	8.67	%‡
Ratio of net investment income to average net assets	1.57	%‡	3.18%	3.51%	2.36%	3.76%	3.15	%‡
Portfolio turnover rate	10	%§	17%	26%	39%	44%	31	%§

*	Commenced operations December 17, 2018.
†

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
§	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Global Equity

Value Fund

Financial Highlights

Selected per share data & ratios

for a share outstanding throughout the year or period

	Six-month period ended 4/30/24 (Unaudited)		Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period Ended October 31, 2020*
Net asset value, beginning of period	$12.02		$10.56	$12.88	$10.22	$10.00
Income/(loss) from operations:(1)
Net investment income	0.09		0.18	0.16	0.16	0.05
Net realized and unrealized gain/(loss)	1.96		1.57	(2.29)	2.68	0.17
Total from operations	2.05		1.75	(2.13)	2.84	0.22
Dividends and distributions from:
Net investment income	(0.24)		(0.14)	(0.08)	(0.18)	—
Net realized gains	—		(0.15)	(0.11)	—	—
Total dividends and distributions	(0.24)		(0.29)	(0.19)	(0.18)	—
Net asset value, end of period	$13.83		$12.02	$10.56	$12.88	$10.22
Total return†	17.13%		16.71%	(16.75)%	28.09%	2.20%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$188,397		$147,025	$122,313	$83,522	$2,604
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74	%‡	0.74%	0.74%	0.74%	0.74	%‡
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.84	%‡	0.86%	0.89%	1.17%	9.16	%‡
Ratio of net investment income to average net assets	1.41	%‡	1.51%	1.36%	1.29%	1.42	%‡
Portfolio turnover rate	18	%§	42%	46%	64%	10	%§

*	Commenced operations June 30, 2020.
†

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
§	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

April 30, 2024 (Unaudited)

Notes to Financial Statements

1. Organization

Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with four funds. The financial statements herein are those of the Mondrian International Value Equity Fund (formerly, Mondrian International Equity Fund) (the “International Fund”), Mondrian Emerging Markets Value Equity Fund (formerly, the Mondrian Emerging Markets Equity Fund) (the “Emerging Markets Fund”), the Mondrian Global Listed Infrastructure Fund (the “Global Listed Infrastructure Fund”), and the Mondrian Global Equity Value Fund (the “Global Equity Value Fund”) (each a “Fund” and collectively the “Funds”). The International Fund, Emerging Markets Fund and Global Listed Infrastructure Fund are classified as diversified, and the Global Equity Value Fund are classified as “non-diversified” under the 1940 Act. The investment objective of the International Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The investment objective of the Emerging Markets Fund is to seek long-term capital appreciation. The investment objective of the Global Listed Infrastructure Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies listed on a domestic or foreign exchange. The investment objective of the Global Equity Value Fund is to seek long-term total return. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Funds’ investment adviser (“Mondrian” or the “Adviser”). The Adviser makes investment decisions for the Funds and reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.

Effective October 31, 2018, the Emerging Markets Fund changed its fiscal year end from March 31 to October 31.

The Global Listed Infrastructure Fund commenced operations on December 17, 2018.

The Global Equity Value Fund commenced operations on June 30, 2020.

On June 23, 2022, the Trust's Board of Trustees approved the closing of Mondrian U.S. Small Cap Equity Fund to new investors and the subsequent liquidation of the Fund on July 11, 2022.

Gallery Trust

April 30, 2024 (Unaudited)

Notes to Financial Statements (continued)

On June 22, 2023, the Trust's Board of Trustees approved the closing of Mondrian International Government Fixed Income Fund to new investors and the subsequent liquidation of the Fund on July 31, 2023.

2. Significant accounting policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of investments — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ , the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s

Gallery Trust

April 30, 2024 (Unaudited)

Notes to Financial Statements (continued)

pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations

Gallery Trust

April 30, 2024 (Unaudited)

Notes to Financial Statements (continued)

between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Funds’ Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

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Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Fair value measurement classifications are summarized in the Funds’ Schedule of Investments.

Federal income taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2024, the Funds did not incur any interest or penalties.

Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend, net of

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withholding taxes, if such information is obtained subsequent to the ex-dividend date.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations.

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Funds may also engage in currency transactions to enhance the Funds’ returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2024, if applicable.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default

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(close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Dividends and distributions to shareholders — The International Fund, Emerging Markets Fund, Global Listed Infrastructure Fund, and Global Equity Value Fund distribute their net investment income at least annually. For each Fund, net realized capital gains, if any, are distributed at least annually. All distributions are recorded on ex-dividend date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions

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received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

3. Transactions with affiliates

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2024, the amounts paid for these services are represented in the table below:

Accounting and Administration Fees
International Value Equity Fund	$378,258
Emerging Markets Value Equity Fund	9,301
Global Listed Infrastructure Fund	831
Global Equity Value Fund	82,124

Expenses incurred under the agreements are shown on the Statement of Operations as “Accounting and administration fees”.

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Brown Brothers Harriman & Co., (the “Custodian”) serves as the Funds’ Custodian pursuant to a custody agreement. Apex Fund Services (the “Transfer Agent”) serves as the Funds’ Transfer Agent pursuant to a transfer agency agreement.

5. Investment Advisory Agreement

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate for each fund. The table below shows the rate of each Fund’s investment advisory fee.

Advisory Fee
International Value Equity Fund	0.65%
Emerging Markets Value Equity Fund	0.75%
Global Listed Infrastructure Fund	0.85%
Global Equity Value Fund	0.65%

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine (collectively “excluded expenses”)) from exceeding the below percentages of the average daily net assets of the Funds until February 28, 2025 (the “Expense Limitation”). Refer to waiver of investment advisory fees and the Reimbursement from Investment Advisor on the Statement of Operations for fees waived and expenses reimbursed for the period ended April 30, 2024.

Expense Limitation
International Value Equity Fund	0.74%
Emerging Markets Value Equity Fund	0.92%
Global Listed Infrastructure Fund	0.95%
Global Equity Value Fund	0.74%

This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.

Prior to September 24, 2018, the Predecessor Adviser had contractually agreed through July 30, 2019, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 1.20% of

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the average daily net assets of the Emerging Markets Predecessor Fund.

Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2024. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025. During the period ended April 30, 2024, there has been no recoupment of previously waived and reimbursed fees. As of April 30, 2024, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, are as follows:

	Expiring	Expiring	Expiring
	2025	2026	2027	Total
International Value Equity Fund	$776,031	$591,212	$480,166	$1,847,409
Emerging Markets Value Equity Fund	97,932	90,917	96,501	285,350
Global Listed Infrastructure Fund	65,317	101,143	97,222	263,682
Global Equity Value Fund	173,316	175,784	166,253	515,353

6. Investment transactions

The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the period ended April 30, 2024, are as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
International Value Equity Fund	$112,726,505	$114,311,810	$—	$—
Emerging Markets Value Equity Fund	2,421,714	4,340,349	—	—
Global Listed Infrastructure Fund	171,824	166,874	—	—
Global Equity Value Fund	47,729,002	30,832,028	—	—

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7. Federal tax information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs, investments in PFICs, and distribution reclassification. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2023.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for wash sale loss deferrals and investments in PFICs. Distributions during the years ended October 31, 2023 and October 31, 2022, unless otherwise noted, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
International Value Equity Fund
2023	$14,886,290	$3,832,310	$18,718,600
2022	22,825,062	–	22,825,062
Emerging Markets Value Equity Fund
2023	532,861	–	532,861
2022	299,357	–	299,357
Global Listed Infrastructure Fund
2023	54,827	82,000	136,827
2022	61,287	57,367	118,654
Global Equity Value Fund
2023	2,833,146	416,796	3,249,942
2022	1,358,775	96,405	1,455,180

As of October 31, 2023, the components of Distributable Earnings on a tax basis

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were as follows:

	International Value Equity Fund	Emerging Markets Value Equity Fund
Undistributed Ordinary Income	$25,088,909	$610,464
Undistributed Long-Term Capital Gain	2,676,871	–
Capital Loss Carryforwards	–	(107,320,719)
Unrealized Depreciation	(66,810,990)	(2,522,971)
Other Temporary Differences	(6)	(4)
Total Accumulated Losses	$(39,045,216)	$(109,233,230)

	Global Listed Infrastructure Fund	Global Equity Value Fund
Undistributed Ordinary Income	$54,944	$2,725,593
Undistributed Long-Term Capital Gain	35,923	–
Capital Loss Carryforwards	–	(2,887,722)
Unrealized Depreciation	(229,083)	(4,899,302)
Other Temporary Differences	(2)	2
Total Accumulated Losses	$(138,218)	$(5,061,429)

*Other Temporary Difference relates primarily to foreign currency straddles.

Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. The Funds have capital losses carried forward as follows:

Total*
Emerging Markets Value Equity Fund	$107,320,719
Global Equity Value Fund	2,887,722

*The utilization of this amount is subject to significant limitation under IRC section 382-384.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies, foreign capital gains tax, and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2024, were as follows:

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	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Value Equity Fund	$775,487,264	$99,920,918	$(50,551,948)	$49,368,970
Emerging Markets Value Equity Fund	17,951,122	3,446,749	(2,177,019)	1,269,730
Global Listed Infrastructure Fund	1,811,086	123,789	(203,619)	(79,830)
Global Equity Value Fund	164,660,187	27,562,899	(4,443,371)	23,119,528

8. Share transactions

The share transactions are shown below:

	Mondrian International Value Equity Fund
	Six-month period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Shares transactions:
Institutional Class shares
Issued	6,582,510	10,979,248
Reinvestment of dividends	1,567,968	1,227,939
Redeemed	(5,487,776)	(8,993,119)
Net increase in shares outstanding	2,662,702	3,214,068

	Mondrian Emerging Markets Value Equity Fund
	Six-month period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Shares transactions:
Institutional Class shares
Issued	52,394	441,938
Reinvestment of dividends	83,194	79,195
Redeemed	(324,013)	(862,893)
Net decrease in shares outstanding	(188,425)	(341,760)

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	Mondrian Global Listed Infrastructure Fund
	Six-month period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Shares transactions:
Institutional Class shares
Reinvestment of dividends	8,949	13,109
Net increase in shares outstanding	8,949	13,109

	Mondrian Global Equity Value Fund
	Six-month period ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Shares transactions:
Institutional Class shares
Issued	1,801,521	3,298,760
Reinvestment of dividends	218,294	270,440
Redeemed	(628,528)	(2,926,035)
Net increase in shares outstanding	1,391,287	643,165

9. Risks associated with financial instruments

As with all mutual funds, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value and ability to meet its investment objective. A more complete description of risks associated with each Fund is included in the prospectus.

Active management risk

The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Equity risk

Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity

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markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Convertible securities risk

The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Large capitalization company risk

The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Preferred stocks risk

Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Foreign company risk

Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be

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more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging markets securities risk

The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign currency risk

As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Depositary receipts risk

Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Funds will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information

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about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives risk

The Funds’ use of forward contracts and participatory notes is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Funds’ use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Funds engage in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument.

Liquidity risk

Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio turnover risk

Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

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Large purchase and redemption risk

Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Investment Style Risk

The Mondrian Global Equity Value Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued to the Adviser in light of factors such as the company’s earnings, book value, revenues or cash flow. The Adviser’s methodology for analyzing value may differ from other market approaches. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Small- and Mid-Capitalization Company Risk

The small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Rights and Warrants Risk

Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

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Private Placements Risk

Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Risks of Investing in Other Investment Companies

To the extent a Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

REITs Risk

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that

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shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

MLPs Risk

MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, such as the energy industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors. A Fund’s investment in MLPs may result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the MLPs’ operating expenses, in addition to paying Fund expenses. MLP operating expenses are not reflected in the fee table and example in this prospectus.

Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Geographic Focus Risk

To the extent that a Fund focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Gallery Trust

April 30, 2024 (Unaudited)

Notes to Financial Statements (continued)

Stock Connect Investing Risk

Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Non-diversification risk

The Global Equity Value Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than diversified funds. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than diversified funds.

Market Risk

The prices of and the income generated by a Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies

Gallery Trust

April 30, 2024 (Unaudited)

Notes to Financial Statements (continued)

of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

10. Indemnifications

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Borrowing from banks

The Funds have access to custodian overdraft facilities. A Fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate. For the period ended April 30, 2024, none of the Funds incurred any interest expense.

12. Other

At April 30, 2024, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
International Value Equity Fund	2	53%
Emerging Markets Value Equity Fund	2	84%
Global Listed Infrastructure Fund	1	100%
Global Equity Value Fund	2	85%

13. Subsequent events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2024.

Gallery Trust

April 30, 2024

(Unaudited)

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2023 to April 30, 2024.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Gallery Trust

April 30, 2024

(Unaudited)

Disclosure of Fund Expenses

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period*
Mondrian International Value Equity Fund
Actual Fund Return	$1,000.00	$1,149.20	0.74%	$3.95
Hypothetical 5% Return	$1,000.00	$1,021.18	0.74%	$3.72
Mondrian Emerging Markets Value Equity Fund
Actual Fund Return	$1,000.00	$1,133.90	0.92%	$4.88
Hypothetical 5% Return	$1,000.00	$1,020.29	0.92%	$4.62
Mondrian Global Listed Infrastructure Fund
Actual Fund Return	$1,000.00	$1,115.50	0.95%	$5.00
Hypothetical 5% Return	$1,000.00	$1,020.14	0.95%	$4.77
Mondrian Global Equity Value Fund
Actual Fund Return	$1,000.00	$1,171.30	0.74%	$3.99
Hypothetical 5% Return	$1,000.00	$1,021.18	0.74%	$3.72

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Gallery Trust

April 30, 2024

(Unaudited)

Approval of Investment Advisory Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Gallery Trust (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 6–7, 2023 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based

Gallery Trust

April 30, 2024

(Unaudited)

Approval of Investment Advisory Agreement

on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially

Gallery Trust

April 30, 2024

(Unaudited)

Approval of Investment Advisory Agreement

below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Mondrian International Equity Fund, Mondrian Emerging Markets Equity Fund and Mondrian Global Equity Value Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees

Gallery Trust

April 30, 2024

(Unaudited)

Approval of Investment Advisory Agreement

were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Gallery Trust

April 30, 2024

(Unaudited)

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 26, 2024, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. The Program Administrator’s report noted that:

● the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

● during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

● no material changes have been made to the Program during the period covered by the report.

● during the reporting period, the Program Administrator also reported to the Board in advance of extended local market holiday closures that the Funds could temporarily hold illiquid securities in excess of 15% of each Fund’s net assets solely due to such closures, in accordance with applicable SEC staff guidance.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Fund Information

Registered office	P.O. Box 588 Portland, ME 04112

Adviser	Mondrian Investment Partners Limited 10 Gresham Street, 5th Floor London, England EC2V 7JD

Distributor	SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Administrator	SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP 2222 Market Street Philadelphia, PA 19103

Custodian	Brown Brothers Harriman & Co 40 Water Street Boston, Massachusetts 02109

Transfer Agent	Apex Fund Services Three Canal Plaza Portland, ME 04101

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 2001 Market Street Philadelphia, PA 19103

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MON-SA-001-0900

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024